UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-4084
Hawaiian Tax-Free Trust
(Exact name of registrant as specified in charter)

111 S. King Street, 4th Floor
Honolulu, Hawaii 96813
(Address of principal executive offices) (ZIP code)

Registrant's telephone number, including area code:
(808) 694-6022
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Hawaiian Tax-Free Trust
Class A | HULAX
Annual Shareholder Report — March 31, 2025
This annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”)  for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800-437-1000.
This report describes changes to the Trust that occurred during the reporting period.
What were the Trust costs for the last year?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaiian Tax-Free Trust (Class A / HULAX)	$99	0.98%
Management’s Discussion of Trust Performance
Over the one-year period ended March 31, 2025, the Hawaiian Tax-Free Trust’s Class A shares returned 1.08% (without sales charge). This performance lagged the 1.22% return of the Trust’s primary benchmark, the Bloomberg Municipal Bond Index. Additionally, the Bloomberg Hawaii Municipal Bond Index, the Trust’s secondary benchmark, returned 1.41% during the same period. The market has remained volatile within a trading range of approximately 100 bps. Several key events have triggered the rates outlook for the market. First, there was a 100 bps cut in the Fed Funds rate in the third and fourth quarter of 2024. Second, the Presidential election ushered in a new Trump administration which got to work quickly altering legacy policies. Both are a source of uncertainty for the market to digest, leading to market volatility.
During the one-year period ended March 31, 2025:
  Municipal securities with lower credit qualities generally outperformed securities with higher credit qualities. The Trust’s performance relative to its primary benchmark was primarily attributable to the higher quality bias of the Hawaii based municipal securities held by the Trust relative to securities making up the Trust’s primary benchmark index.
  The Trust’s longer maturity relative to the primary benchmark provided a positive tailwind for the Trust’s relative performance.
  Security selection was a positive contributor to the Trust’s relative performance for the annual period.
Trust Performance
The following is a comparison of the change in value of a $10,000 investment in Hawaiian Tax-Free Trust’s Class A vs. the Bloomberg Municipal Bond Index, the Bloomberg Hawaii Municipal Bond Index and the Bloomberg Municipal Bond Quality Intermediate Total Return Index.
Growth of $10,000
For the years March 31, 2015 through March 31, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Class A (with maximum 3.00% sales charge)	-2.00%	-0.73%	0.49%
Class A (without sales charge)	1.08%	0.08%	0.90%
Bloomberg Municipal Bond Index*	1.22%	1.07%	2.13%
Bloomberg Hawaii Municipal Bond Index	1.41%	0.78%	1.89%
Bloomberg Municipal Bond Quality Intermediate Total Return Index	1.74%	1.14%	1.79%
*	The Trust has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit https://www.hawaiiantaxfreetrust.com for performance data current to the most recent month-end.
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$397,161,655
Total number of portfolio holdings	131
Total advisory fee paid	$999,677
Portfolio turnover rate as of the end of the reporting period	18%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Trust as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	2.1%
AAA	7.7%
AA	82.7%
A	5.8%
BBB	0.7%
BB	0.0%
Cash	1.0%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Material Trust changes during the period
Following is a summary of material changes made to the Trust during the reporting period:
Effective September 1, 2024: Foreside Funds Distributors LLC acts as the principal underwriter of the Trust; The Bank of New York Mellon serves as the Trust's administrator; Asset Management Group of Bank of Hawaii, the Trust's investment Adviser, provides certain administrative services to the Trust; and Chenery Compliance Group, LLC and JW Fund Management LLC provide compliance, fund officer and related administrative services to the Trust.
Prior to September 1, 2024, Aquila Investment Management LLC served as the Administrator/Business Manager for the Trust and Aquila Distributors LLC acted as the principal underwriter of the Trust.
Changes in and Disagreements with Accountants
During the fiscal year ended March 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Trust, including the Trust’s prospectus, financial information, holdings and proxy voting information, at https://www.hawaiiantaxfreetrust.com.
Householding
To reduce Trust expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Trust. If you would like to receive individual mailings, please contact the Trust at 800-437-1000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Trust or your financial intermediary.
Hawaiian Tax-Free Trust Class A (HULAX)
Annual Shareholder Report — March 31, 2025
HULAX-03/25-AR

Hawaiian Tax-Free Trust
Class C | HULCX
Annual Shareholder Report — March 31, 2025
This annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”)  for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800-437-1000.
This report describes changes to the Trust that occurred during the reporting period.
What were the Trust costs for the last year?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaiian Tax-Free Trust (Class C / HULCX)	$177	1.77%
Management’s Discussion of Trust Performance
Over the one-year period ended March 31, 2025, the Hawaiian Tax-Free Trust’s Class C shares returned 0.18% (without contingent deferred sales charge). This performance lagged the 1.22% return of the Trust’s primary benchmark, the Bloomberg Municipal Bond Index. Additionally, the Bloomberg Hawaii Municipal Bond Index, the Trust’s secondary benchmark, returned 1.41% during the same period. The market has remained volatile within a trading range of approximately 100 bps. Several key events have triggered the rates outlook for the market. First, there was a 100 bps cut in the Fed Funds rate in the third and fourth quarter of 2024. Second, the Presidential election ushered in a new Trump administration which got to work quickly altering legacy policies. Both are a source of uncertainty for the market to digest, leading to market volatility.
During the one-year period ended March 31, 2025:
  Municipal securities with lower credit qualities generally outperformed securities with higher credit qualities. The Trust’s performance relative to its primary benchmark was primarily attributable to the higher quality bias of the Hawaii based municipal securities held by the Trust relative to securities making up the Trust’s primary benchmark index.
  The Trust’s longer maturity relative to the primary benchmark provided a positive tailwind for the Trust’s relative performance.
  Security selection was a positive contributor to the Trust’s relative performance for the annual period.
Trust Performance
The following is a comparison of the change in value of a $10,000 investment in Hawaiian Tax-Free Trust’s Class C vs. the Bloomberg Municipal Bond Index, the Bloomberg Hawaii Municipal Bond Index and the Bloomberg Municipal Bond Quality Intermediate Total Return Index.
Growth of $10,000
For the years March 31, 2015 through March 31, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Class C (with maximum 1.00% contingent deferred sales charge)	-0.81%	-0.74%	0.09%
Class C (without contingent deferred sales charge)	0.18%	-0.74%	0.09%
Bloomberg Municipal Bond Index*	1.22%	1.07%	2.13%
Bloomberg Hawaii Municipal Bond Index	1.41%	0.78%	1.89%
Bloomberg Municipal Bond Quality Intermediate Total Return Index	1.74%	1.14%	1.79%
*	The Trust has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit https://www.hawaiiantaxfreetrust.com for performance data current to the most recent month-end.
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$397,161,655
Total number of portfolio holdings	131
Total advisory fee paid	$999,677
Portfolio turnover rate as of the end of the reporting period	18%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Trust as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	2.1%
AAA	7.7%
AA	82.7%
A	5.8%
BBB	0.7%
BB	0.0%
Cash	1.0%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Material Trust changes during the period
Following is a summary of material changes made to the Trust during the reporting period:
Effective September 1, 2024: Foreside Funds Distributors LLC acts as the principal underwriter of the Trust; The Bank of New York Mellon serves as the Trust's administrator; Asset Management Group of Bank of Hawaii, the Trust's investment Adviser, provides certain administrative services to the Trust; and Chenery Compliance Group, LLC and JW Fund Management LLC provide compliance, fund officer and related administrative services to the Trust.
Prior to September 1, 2024, Aquila Investment Management LLC served as the Administrator/Business Manager for the Trust and Aquila Distributors LLC acted as the principal underwriter of the Trust.
Changes in and Disagreements with Accountants
During the fiscal year ended March 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Trust, including the Trust’s prospectus, financial information, holdings and proxy voting information, at https://www.hawaiiantaxfreetrust.com.
Householding
To reduce Trust expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Trust. If you would like to receive individual mailings, please contact the Trust at 800-437-1000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Trust or your financial intermediary.
Hawaiian Tax-Free Trust Class C (HULCX)
Annual Shareholder Report — March 31, 2025
HULCX-03/25-AR
Hawaiian Tax-Free Trust
Class F | HULFX
Annual Shareholder Report — March 31, 2025
This annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”)  for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800-437-1000.
This report describes changes to the Trust that occurred during the reporting period.
What were the Trust costs for the last year?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaiian Tax-Free Trust (Class F / HULFX)	$76	0.76%
Management’s Discussion of Trust Performance
Over the one-year period ended March 31, 2025, the Hawaiian Tax-Free Trust’s Class F shares returned 1.20%. This performance lagged the 1.22% return of the Trust’s primary benchmark, the Bloomberg Municipal Bond Index. Additionally, the Bloomberg Hawaii Municipal Bond Index, the Trust’s secondary benchmark, returned 1.41% during the same period. The market has remained volatile within a trading range of approximately 100 bps. Several key events have triggered the rates outlook for the market. First, there was a 100 bps cut in the Fed Funds rate in the third and fourth quarter of 2024. Second, the Presidential election ushered in a new Trump administration which got to work quickly altering legacy policies. Both are a source of uncertainty for the market to digest, leading to market volatility.
During the one-year period ended March 31, 2025:
  Municipal securities with lower credit qualities generally outperformed securities with higher credit qualities. The Trust’s performance relative to its primary benchmark was primarily attributable to the higher quality bias of the Hawaii based municipal securities held by the Trust relative to securities making up the Trust’s primary benchmark index.
  The Trust’s longer maturity relative to the primary benchmark provided a positive tailwind for the Trust’s relative performance.
  Security selection was a positive contributor to the Trust’s relative performance for the annual period.
Trust Performance
The following is a comparison of the change in value of a $10,000 investment in Hawaiian Tax-Free Trust’s Class F vs. the Bloomberg Municipal Bond Index, the Bloomberg Hawaii Municipal Bond Index and the Bloomberg Municipal Bond Quality Intermediate Total Return Index.
Growth of $10,000
For the period November 30, 2018* through March 31, 2025
Average Annual Total Returns	1 Year	5 Years	Since inception
Class F	1.20%	0.25%	1.12%*
Bloomberg Municipal Bond Index**	1.22%	1.07%	2.10%***
Bloomberg Hawaii Municipal Bond Index	1.41%	0.78%	1.88%***
Bloomberg Municipal Bond Quality Intermediate Total Return Index	1.74%	1.14%	1.93%***
*	Class F Shares commenced operations on November 30, 2018.
**	The Trust has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
***	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit https://www.hawaiiantaxfreetrust.com for performance data current to the most recent month-end.
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$397,161,655
Total number of portfolio holdings	131
Total advisory fee paid	$999,677
Portfolio turnover rate as of the end of the reporting period	18%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Trust as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	2.1%
AAA	7.7%
AA	82.7%
A	5.8%
BBB	0.7%
BB	0.0%
Cash	1.0%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Material Trust changes during the period
Following is a summary of material changes made to the Trust during the reporting period:
Effective September 1, 2024: Foreside Funds Distributors LLC acts as the principal underwriter of the Trust; The Bank of New York Mellon serves as the Trust's administrator; Asset Management Group of Bank of Hawaii, the Trust's investment Adviser, provides certain administrative services to the Trust; and Chenery Compliance Group, LLC and JW Fund Management LLC provide compliance, fund officer and related administrative services to the Trust.
Prior to September 1, 2024, Aquila Investment Management LLC served as the Administrator/Business Manager for the Trust and Aquila Distributors LLC acted as the principal underwriter of the Trust.
Changes in and Disagreements with Accountants
During the fiscal year ended March 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Trust, including the Trust’s prospectus, financial information, holdings and proxy voting information, at https://www.hawaiiantaxfreetrust.com.
Householding
To reduce Trust expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Trust. If you would like to receive individual mailings, please contact the Trust at 800-437-1000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Trust or your financial intermediary.
Hawaiian Tax-Free Trust Class F (HULFX)
Annual Shareholder Report — March 31, 2025
HULFX-03/25-AR
Hawaiian Tax-Free Trust
Class Y | HULYX
Annual Shareholder Report — March 31, 2025
This annual shareholder report contains important information about the Hawaiian Tax-Free Trust (the “Trust”)  for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Trust at https://www.hawaiiantaxfreetrust.com. You can also request this information by contacting us at 800-437-1000.
This report describes changes to the Trust that occurred during the reporting period.
What were the Trust costs for the last year?
(Based on a hypothetical $10,000 investment)
Trust (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hawaiian Tax-Free Trust (Class Y / HULYX)	$77	0.77%
Management’s Discussion of Trust Performance
Over the one-year period ended March 31, 2025, the Hawaiian Tax-Free Trust’s Class Y shares returned 1.28%. This performance was slightly higher than the 1.22% return of the Trust’s primary benchmark, the Bloomberg Municipal Bond Index. Additionally, the Bloomberg Hawaii Municipal Bond Index, the Trust’s secondary benchmark, returned 1.41% during the same period. The market has remained volatile within a trading range of approximately 100 bps. Several key events have triggered the rates outlook for the market. First, there was a 100 bps cut in the Fed Funds rate in the third and fourth quarter of 2024. Second, the Presidential election ushered in a new Trump administration which got to work quickly altering legacy policies. Both are a source of uncertainty for the market to digest, leading to market volatility.
During the one-year period ended March 31, 2025:
  Municipal securities with lower credit qualities generally outperformed securities with higher credit qualities. The Trust’s performance relative to its primary benchmark was primarily attributable to the higher quality bias of the Hawaii based municipal securities held by the Trust relative to securities making up the Trust’s primary benchmark index.
  The Trust’s longer maturity relative to the primary benchmark provided a positive tailwind for the Trust’s relative performance.
  Security selection was a positive contributor to the Trust’s relative performance for the annual period.
Trust Performance
The following is a comparison of the change in value of a $10,000 investment in Hawaiian Tax-Free Trust’s Class Y vs. the Bloomberg Municipal Bond Index, the Bloomberg Hawaii Municipal Bond Index and the Bloomberg Municipal Bond Quality Intermediate Total Return Index.
Growth of $10,000
For the years March 31, 2015 through March 31, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Class Y	1.28%	0.27%	1.10%
Bloomberg Municipal Bond Index*	1.22%	1.07%	2.13%
Bloomberg Hawaii Municipal Bond Index	1.41%	0.78%	1.89%
Bloomberg Municipal Bond Quality Intermediate Total Return Index	1.74%	1.14%	1.79%
*	The Trust has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Please visit https://www.hawaiiantaxfreetrust.com for performance data current to the most recent month-end.
Key Trust Statistics
The following table outlines key Trust statistics that you should pay attention to.
Trust net assets	$397,161,655
Total number of portfolio holdings	131
Total advisory fee paid	$999,677
Portfolio turnover rate as of the end of the reporting period	18%
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Trust as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	2.1%
AAA	7.7%
AA	82.7%
A	5.8%
BBB	0.7%
BB	0.0%
Cash	1.0%

Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Trust will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Trust will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Trust, and not the Trust itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality. A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e. Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Material Trust changes during the period
Following is a summary of material changes made to the Trust during the reporting period:
Effective September 1, 2024: Foreside Funds Distributors LLC acts as the principal underwriter of the Trust; The Bank of New York Mellon serves as the Trust's administrator; Asset Management Group of Bank of Hawaii, the Trust's investment Adviser, provides certain administrative services to the Trust; and Chenery Compliance Group, LLC and JW Fund Management LLC provide compliance, fund officer and related administrative services to the Trust.
Prior to September 1, 2024, Aquila Investment Management LLC served as the Administrator/Business Manager for the Trust and Aquila Distributors LLC acted as the principal underwriter of the Trust.
Changes in and Disagreements with Accountants
During the fiscal year ended March 31, 2025, there were no changes in and/or disagreements with Accountants.
Availability of Additional Information
You can find additional information about the Trust, including the Trust’s prospectus, financial information, holdings and proxy voting information, at https://www.hawaiiantaxfreetrust.com.
Householding
To reduce Trust expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Trust. If you would like to receive individual mailings, please contact the Trust at 800-437-1000, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Trust or your financial intermediary.
Hawaiian Tax-Free Trust Class Y (HULYX)
Annual Shareholder Report — March 31, 2025
HULYX-03/25-AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by this report, the Registrant’s Board of Trustees has determined that Mr. Glenn O’Flaherty, a member of the Registrant’s Audit Committee, is the audit committee financial expert. Mr. O’Flaherty is “independent” as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $32,600 for the fiscal year ending March 31, 2025 and $32,600 for the fiscal year ending March 31, 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending March 31, 2025 and $0 for the fiscal year ending March 31, 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,000 for the fiscal year ending March 31, 2025 and $3,500 for the fiscal year ending March 31, 2024. These fees were for review of the Fund’s federal and state income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending March 31, 2025 and $0 for the fiscal year ending March 31, 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) Not applicable

(d) Not applicable

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for the fiscal year ending March 31, 2025 and $0 for the fiscal year ending March 31, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Class A
Class C
Class F
Class Y
Annual Financials and Additional Information
March 31, 2025
The Trust is distributed by Foreside Funds Distributors LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Trust.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments
March 31, 2025
	Principal Amount	Value
MUNICIPAL BONDS — 98.0%
Hawaii — 98.0%
Hawaii County GO, Refunding, Callable 09/01/33 at 100, 5.00%, 9/1/41	$ 4,570,000	$ 4,891,728
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 9/1/30	1,000,000	1,017,830
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 4.00%, 9/1/35	1,095,000	1,097,420
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/29	4,000,000	4,153,320
Hawaii County GO, Series D, Refunding, Callable 03/01/27 at 100, 4.00%, 9/1/28	2,000,000	2,036,280
Hawaii Housing Finance & Development Corp. Revenue, Putable, 3.30%, 12/1/29(a)	12,000,000	12,020,640
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 04/27/25 at 100, 3.75%, 1/1/31	1,825,000	1,825,146
Hawaii State Airports System Revenue, COP, AMT, Callable 04/27/25 at 100, 5.25%, 8/1/25	3,435,000	3,449,977
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 7/1/48	2,465,000	2,469,314
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/32 at 100, 5.00%, 7/1/51	8,000,000	8,076,240
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/35 at 100, 5.25%, 7/1/51	16,000,000	16,587,840
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/41	$1,850,000	$ 1,858,936
Hawaii State Airports System Revenue, Series A, AMT, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/45	3,000,000	3,014,490
Hawaii State Department of Budget & Finance Revenue, Callable 07/01/33 at 100, 5.50%, 7/1/52	10,000,000	10,623,400
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/28	340,000	341,625
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/29	360,000	360,954
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 4.00%, 1/1/32	540,000	533,115
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 4.00%, 1/1/33	540,000	528,687
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/34	435,000	387,511
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/35	300,000	262,293
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/36	280,000	239,912
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/25	2,200,000	2,209,966

The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
March 31, 2025
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/25	$1,700,000	$ 1,707,990
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/31	1,400,000	1,527,106
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/26	700,000	703,339
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/27	1,000,000	1,004,270
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/35	15,520,000	15,560,352
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/37	2,675,000	2,914,760
Hawaii State Department of Budget & Finance Revenue, Series B, Refunding, 5.00%, 7/1/32	2,500,000	2,747,750
Hawaii State Department of Hawaiian Home Lands, COP, Series A, Refunding, 5.00%, 11/1/25	145,000	146,726
Hawaii State Department of Hawaiian Home Lands, COP, Series A, Refunding, 5.00%, 11/1/27	1,115,000	1,172,601
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/26	945,000	964,694
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/29	$ 905,000	$ 940,395
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/30	840,000	871,198
Hawaii State GO, Series EO, Callable 05/07/25 at 100, 5.00%, 8/1/30	3,195,000	3,200,527
Hawaii State GO, Series EO, Unrefunded portion, Callable 05/07/25 at 100, 5.00%, 8/1/28	1,735,000	1,738,210
Hawaii State GO, Series EO, Unrefunded portion, Callable 05/07/25 at 100, 5.00%, 8/1/29	1,475,000	1,477,404
Hawaii State GO, Series ET, Prerefunded, Callable 10/01/25 at 100, 5.00%, 10/1/30	2,070,000	2,092,625
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 4/1/29	2,255,000	2,273,671
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 5/1/34	2,540,000	2,627,986
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 1/1/30	1,680,000	1,766,621
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 1/1/33	4,100,000	4,279,375
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 1/1/34	2,000,000	2,035,880
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 5.00%, 1/1/37	3,000,000	3,149,550
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 5.00%, 1/1/38	6,000,000	6,285,720

The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
March 31, 2025
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 5.00%, 1/1/39	$ 400,000	$ 417,208
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/33	200,000	197,948
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/35	100,000	97,086
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/36	10,000,000	9,601,400
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/37	9,000,000	8,523,090
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/38	875,000	865,603
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/35	1,010,000	1,096,193
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/37	2,800,000	3,017,056
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/41	3,580,000	3,782,270
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 1/1/32	1,000,000	1,064,980
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/26 at 100, 5.00%, 1/1/30	$4,500,000	$ 4,600,440
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/26 at 100, 4.00%, 1/1/31	4,300,000	4,332,852
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/40	760,000	821,742
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/41	800,000	856,832
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/43	885,000	942,260
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/52	5,150,000	5,389,475
Honolulu City & County Board of Water Supply Revenue, Series A, Callable 07/01/30 at 100, 4.00%, 7/1/37	1,890,000	1,915,647
Honolulu City & County Board of Water Supply Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 7/1/39	35,000	34,918
Honolulu City & County Board of Water Supply Revenue, Series A, Refunding, Callable 07/01/34 at 100, 5.25%, 7/1/49	7,500,000	8,093,250
Honolulu City & County GO, Series A, Callable 03/01/30 at 100, 4.00%, 9/1/39	640,000	637,466
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/42	2,435,000	2,606,619

The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
March 31, 2025
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/43	$1,500,000	$ 1,597,860
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/44	3,400,000	3,604,782
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/45	3,455,000	3,652,350
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/46	3,865,000	4,072,550
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/47	4,115,000	4,332,190
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/48	3,325,000	3,495,406
Honolulu City & County GO, Series A, Callable 07/01/34 at 100, 5.25%, 7/1/44	3,125,000	3,408,312
Honolulu City & County GO, Series A, Callable 07/01/34 at 100, 5.00%, 7/1/45	3,000,000	3,189,450
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 4.00%, 9/1/37	1,800,000	1,793,232
Honolulu City & County GO, Series A, Refunding, 5.00%, 10/1/25	1,000,000	1,011,180
Honolulu City & County GO, Series A, Refunding, 5.00%, 9/1/26	1,060,000	1,093,199
Honolulu City & County GO, Series A, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/35	1,300,000	1,308,424
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/36	$1,000,000	$ 1,006,080
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.25%, 7/1/46	3,920,000	4,181,895
Honolulu City & County GO, Series C, 4.00%, 7/1/25	1,000,000	1,003,000
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 4.00%, 7/1/39	1,000,000	995,520
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 7/1/43	930,000	966,865
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 5.00%, 8/1/33	2,070,000	2,206,309
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 8/1/43	1,565,000	1,490,616
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/27	2,095,000	2,116,683
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/28	4,510,000	4,554,198
Honolulu City & County Wastewater System Revenue, Junior Series, Series A, Refunding, 5.00%, 7/1/25	4,000,000	4,021,960
Honolulu City & County Wastewater System Revenue, Senior Series, Callable 07/01/33 at 100, 5.25%, 7/1/53	10,000,000	10,615,200

The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
March 31, 2025
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 01/01/28 at 100, 5.00%, 7/1/36	$6,000,000	$ 6,234,300
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/32 at 100, 5.00%, 7/1/47	4,000,000	4,191,760
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/32 at 100, 5.00%, 7/1/51	14,360,000	14,901,659
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/32 at 100, 5.25%, 7/1/51	17,500,000	18,484,900
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/34 at 100, 5.00%, 7/1/44	10,000,000	10,683,600
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/34 at 100, 5.25%, 7/1/54	3,510,000	3,738,431
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Prerefunded, Callable 07/01/25 at 100, 5.00%, 7/1/40	200,000	201,098
Honolulu City & County Wastewater System Revenue, Senior Series, Series B, Prerefunded, Callable 07/01/25 at 100, 5.00%, 7/1/30	2,150,000	2,161,803
Honolulu City & County Wastewater System Revenue, Senior Series, Series B, Prerefunded, Callable 07/01/25 at 100, 5.00%, 7/1/31	3,700,000	3,720,313
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series, Series B, Refunding, 5.00%, 7/1/25	$2,095,000	$ 2,106,439
Honolulu City & County Wastewater System Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/44	770,000	792,861
Kauai County GO, 5.00%, 8/1/25	295,000	297,124
Kauai County GO, 5.00%, 8/1/26	235,000	241,907
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/28	285,000	298,674
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/30	385,000	402,321
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 8/1/32	200,000	202,622
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/37	200,000	206,620
Kauai County GO, OID, Callable 08/01/27 at 100, 2.50%, 8/1/29	825,000	796,315
Kauai County GO, Refunding, 5.00%, 8/1/29	3,000,000	3,246,480
Kauai County GO, Refunding, 5.00%, 8/1/30	3,500,000	3,834,775
Kauai County GO, Refunding, 5.00%, 8/1/31	3,000,000	3,323,370
Kauai County GO, Refunding, 5.00%, 8/1/32	2,750,000	3,075,132
Kauai County GO, Refunding, 5.00%, 8/1/33	3,000,000	3,379,650
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/34	400,000	442,952
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/38	1,650,000	1,777,034
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/39	3,885,000	4,157,999

The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Concluded)
March 31, 2025
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/40	$4,075,000	$ 4,338,938
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/41	1,350,000	1,429,232
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/42	1,575,000	1,660,318
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 3/1/40	1,200,000	1,262,316
Maui County GO, Refunding, Callable 09/01/28 at 100, 5.00%, 9/1/30	4,000,000	4,251,880
University of Hawaii Revenue, Series B, Refunding, 5.00%, 10/1/25	1,125,000	1,136,846
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/26	1,000,000	1,010,650
University of Hawaii Revenue, Series D, Refunding, Callable 10/01/30 at 100, 4.00%, 10/1/33	2,000,000	2,061,180
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/29	4,000,000	4,117,040
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31	3,650,000	3,755,156
University of Hawaii Revenue, Series F, Refunding, 5.00%, 10/1/25	1,000,000	1,010,530
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/29	1,000,000	1,047,810
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/30	2,000,000	2,093,220
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/31	$2,500,000	$ 2,609,025
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/34	655,000	680,250
TOTAL MUNICIPAL BONDS (Cost $400,874,493)		389,151,500
	Number of Shares
SHORT-TERM INVESTMENT — 1.0%
Money Market Fund — 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(b)	4,096,637	4,096,637
TOTAL SHORT-TERM INVESTMENT (Cost $4,096,637)		4,096,637

TOTAL INVESTMENTS - 99.0% (Cost $404,971,130)		393,248,137
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		3,913,518
NET ASSETS - 100.0%		$397,161,655

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2025.
(b)	Rate disclosed is the 7-day yield at March 31, 2025.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
GO	General Obligation
OID	Original Issue Discount

The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Statement of Assets and Liabilities
March 31, 2025
Assets
Investments, at value (Cost $404,971,130)	$393,248,137
Receivables:
Capital shares sold	48,112
Interest	4,855,740
Prepaid expenses and other assets	26,657
Total Assets	398,178,646
Liabilities
Payables:
Capital shares redeemed	383,227
Distributions to shareholders	176,128
Transfer agent fees	140,949
Administration and accounting fees	86,700
Investment adviser	78,355
Distribution fees	65,324
Audit fees	35,600
Custodian fees	15,593
Accrued expenses	35,115
Total Liabilities	1,016,991
Net Assets	$397,161,655
Net Assets Consisted of:
Capital stock, $0.01 par value	$381,883
Paid-in capital	424,104,788
Total distributable loss	(27,325,016)
Net Assets	$397,161,655
Class A:
Net assets	$359,248,439
Shares outstanding	34,547,928
Net asset value, redemption price per share	$10.40
Maximum offering price per share (100/97.00 of $10.40)	$10.72
Class C:
Net assets	$4,280,484
Shares outstanding	411,957
Net asset value, offering and redemption price per share	$10.39
Class F:
Net assets	$344,459
Shares outstanding	33,136
Net asset value, offering and redemption price per share	$10.40
Class Y:
Net assets	$33,288,273
Shares outstanding	3,195,255
Net asset value, offering and redemption price per share	$10.42
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Statement of Operations
For the Year Ended March 31, 2025
Investment income
Interest	$12,989,175
Dividends	480,765
Total investment income	13,469,940
Expenses
Advisory fees(Note 2)	999,677
Administration and accounting fees(Note 2)	847,370
Distribution fees (Class A)(Note 2)	778,233
Legal fees	591,638
Transfer agent fees(Note 2)	392,380
Trustees’ and officers’ fees(Note 2)	323,113
Printing fees	77,386
Distribution fees (Class C)(Note 2)	49,954
Audit fees	35,501
Custodian fees(Note 2)	30,600
Registration and filing fees	22,386
Other expenses	49,124
Total expenses	4,197,362
Net investment income	9,272,578
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(5,640,440)
Net change in unrealized appreciation on investments	1,462,517
Net realized and unrealized loss on investments	(4,177,923)
Net increase in net assets resulting from operations	$5,094,655
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Statements of Changes in Net Assets
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$9,272,578	$9,826,904
Net realized losses from investments	(5,640,440)	(6,763,230)
Net change in unrealized appreciation on investments	1,462,517	805,033
Net increase in net assets resulting from operations	5,094,655	3,868,707
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class A	(8,268,569)	(8,539,799)
Class C	(65,924)	(88,715)
Class F	(9,461)	(9,549)
Class Y	(928,327)	(1,188,838)
Net decrease in net assets from dividends and distributions to shareholders	(9,272,281)	(9,826,901)
Decrease in net assets derived from capital share transactions (Note 4)	(70,016,288)	(46,431,918)
Total decrease in net assets	(74,193,914)	(52,390,112)
Net assets
Beginning of year	471,355,569	523,745,681
End of year	$397,161,655	$471,355,569
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Financial Highlights

Contained below is per share operating performance data for Class A shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class A
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Per Share Operating Performance
Net asset value, beginning of year	$10.51	$10.62	$10.82	$11.48	$11.36
Net investment income(1)	0.22	0.21	0.17	0.17	0.19
Net realized and unrealized gain/(loss) on investments	(0.11)	(0.11)	(0.19)	(0.65)	0.14
Total from investment operations	0.11	0.10	(0.02)	(0.48)	0.33
Dividends and distributions to shareholders from:
Net investment income	(0.22)	(0.21)	(0.18)	(0.17)	(0.19)
Net realized capital gains	—	—	(0.00)(2)	(0.01)	(0.02)
Total dividends and distributions to shareholders	(0.22)	(0.21)	(0.18)	(0.18)	(0.21)
Net asset value, end of year	$10.40	$10.51	$10.62	$10.82	$11.48
Total investment return(3)	1.08%	0.95%	(0.19)%	(4.25)%	2.97%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$359,248	$413,159	$456,130	$498,513	$549,148
Ratio of expenses to average net assets	0.98%	0.88%	0.86%	0.82%	0.83%
Ratio of net investment income to average net assets	2.12%	1.98%	1.64%	1.47%	1.68%
Portfolio turnover rate	18%	19%	21%	14%	9%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect the impact of the maximum sales load of 3.00% or any applicable sales charge. If reflected, the return would be lower.
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Financial Highlights (Continued)

Contained below is per share operating performance data for Class C shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class C
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Per Share Operating Performance
Net asset value, beginning of year	$10.51	$10.62	$10.82	$11.47	$11.36
Net investment income(1)	0.14	0.12	0.09	0.08	0.10
Net realized and unrealized gain/(loss) on investments	(0.12)	(0.11)	(0.20)	(0.64)	0.13
Total from investment operations	0.02	0.01	(0.11)	(0.56)	0.23
Dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.12)	(0.09)	(0.08)	(0.10)
Net realized capital gains	—	—	(0.00)(2)	(0.01)	(0.02)
Total dividends and distributions to shareholders	(0.14)	(0.12)	(0.09)	(0.09)	(0.12)
Net asset value, end of year	$10.39	$10.51	$10.62	$10.82	$11.47
Total investment return(3)	0.18%	0.15%	(0.99)%	(4.94)%	2.06%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$4,280	$6,190	$9,779	$15,232	$19,865
Ratio of expenses to average net assets	1.77%	1.68%	1.66%	1.62%	1.63%
Ratio of net investment income to average net assets	1.33%	1.17%	0.82%	0.67%	0.87%
Portfolio turnover rate	18%	19%	21%	14%	9%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect any applicable sales charge.
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Financial Highlights (Continued)

Contained below is per share operating performance data for Class F shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class F
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Per Share Operating Performance
Net asset value, beginning of year	$10.52	$10.64	$10.84	$11.50	$11.39
Net investment income(1)	0.25	0.23	0.20	0.20	0.22
Net realized and unrealized gain/(loss) on investments	(0.12)	(0.12)	(0.20)	(0.65)	0.13
Total from investment operations	0.13	0.11	—	(0.45)	0.35
Dividends and distributions to shareholders from:
Net investment income	(0.25)	(0.23)	(0.20)	(0.20)	(0.22)
Net realized capital gains	—	—	(0.00)(2)	(0.01)	(0.02)
Total dividends and distributions to shareholders	(0.25)	(0.23)	(0.20)	(0.21)	(0.24)
Net asset value, end of year	$10.40	$10.52	$10.64	$10.84	$11.50
Total investment return(3)	1.20%	1.09%	0.05%	(4.02)%	3.11%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$344	$400	$428	$196	$295
Ratio of expenses to average net assets	0.76%	0.65%	0.62%	0.60%	0.59%
Ratio of net investment income to average net assets	2.34%	2.22%	1.89%	1.70%	1.89%
Portfolio turnover rate	18%	19%	21%	14%	9%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Financial Highlights (Concluded)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Trust (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y
	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Per Share Operating Performance
Net asset value, beginning of year	$10.53	$10.64	$10.84	$11.50	$11.39
Net investment income(1)	0.25	0.23	0.19	0.19	0.22
Net realized and unrealized gain/(loss) on investments	(0.11)	(0.11)	(0.19)	(0.65)	0.13
Total from investment operations	0.14	0.12	—	(0.46)	0.35
Dividends and distributions to shareholders from:
Net investment income	(0.25)	(0.23)	(0.20)	(0.19)	(0.22)
Net realized capital gains	—	—	(0.00)(2)	(0.01)	(0.02)
Total dividends and distributions to shareholders	(0.25)	(0.23)	(0.20)	(0.20)	(0.24)
Net asset value, end of year	$10.42	$10.53	$10.64	$10.84	$11.50
Total investment return(3)	1.28%	1.16%	0.01%	(4.05)%	3.08%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$33,288	$51,607	$57,409	$72,358	$76,282
Ratio of expenses to average net assets	0.77%	0.68%	0.66%	0.62%	0.63%
Ratio of net investment income to average net assets	2.33%	2.18%	1.83%	1.66%	1.87%
Portfolio turnover rate	18%	19%	21%	14%	9%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
The accompanying notes are an integral part of the financial statements.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements
March 31, 2025
1. Organization and Significant Accounting Policies
Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class F Shares and Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class F Shares and Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.
The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust.
The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued using other fair value methods. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust's Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Trust’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments).
The fair value of a Trust's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
March 31, 2025
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of March 31, 2025, in valuing the Trust's investments carried at fair value:
	Total Value at 03/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Municipal Bonds	$389,151,500	$—	$389,151,500	$—
Short-Term Investment	4,096,637	4,096,637	—	—
Total Assets	$393,248,137	$4,096,637	$389,151,500	$—
At the end of each quarter, the Adviser evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, the Adviser evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Trust’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Trust may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Trust to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Trust have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Trust had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the year ended March 31, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis. Distribution (12b-1) fees and shareholder services fees relating to a specific class are charged directly to that class. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
March 31, 2025
Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Trust, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Trust’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Trust may enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made against the Trust in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Recent Accounting Pronouncement — The Trust adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures during the year. The Trust’s adoption of the new standard impacted financial statement disclosures only and did not affect the Trust’s financial position or results of operations. The Trust operates as a single reporting entity, meaning all its business activities are considered one business segment for financial reporting purposes.
The Chief Operating Decision Maker (“CODM”) is the Adviser of the Trust. The CODM has concluded that the Trust operates as a single operating segment since the Trust has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Trust’s financial statements.
2. Transactions with Related Parties and Other Service Providers
The Adviser serves as investment adviser to the Trust pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.23% of the Trust’s net asset value on assets under $875 million; 0.17% of the Trust’s net asset value on assets of $875 million or more, but less than $1.5 billion; and 0.155% of the Trust’s net asset value on assets of $1.5 billion and over.
Until August 31, 2024 Aquila Investment Management LLC, a wholly-owned subsidiary of Aquila Management Corporation, served as the Administrator/Business Manager for the Trust under an Administration and Business Management Agreement with the Trust. The Administrator/Business Manager provided all administrative services to the Trust other than those relating to its investment portfolio. Those included providing the officers of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the transfer and shareholder servicing agent, fund accounting agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator/Business Manager received a fee at an annual rate of 0.22% of the Trust’s net assets. For the period from April 1, 2024 through August 31, 2024, Aquila Investment Management LLC received fees for its administrative services totaling $421,648. Effective September 1, 2024, the Adviser provides certain administrative services to the Trust under a separate Administrative Services Agreement. The Adviser receives a fee at an annual rate of 0.10% of the Trust’s average daily net assets for providing such administrative services. As such, the Administration and Business Management Agreement with Aquila Investment Management LLC was terminated. For the period from September 1, 2024 through March 31, 2025, the Adviser received fees for its administrative services totaling $242,984.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
March 31, 2025
Other Service Providers
Effective, September 1, 2024, the Bank of New York Mellon (“BNY”) serves as administrator. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Trust’s average daily net assets and is subject to certain minimum monthly fees. BNY serves as custodian for the Trust. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. The fees incurred by the Trust for these services are included in the Administration and Custodian fees in the Statement of Operations.
BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Trust. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Trust and have agreed to compensate the intermediaries for providing those services. The fees incurred by the Trust for these services are included in Transfer agent fees in the Statement of Operations.
Effective September 1, 2024, Foreside Funds Distributors LLC (the “Distributor”) provides principal underwriting services to the Trust pursuant to an underwriting agreement between the Trust and the Distributor. Prior to September 1, 2024, Aquila Distributors LLC acted as the principal underwriter of the Trust. For the period from April 1, 2024 through August 31, 2024, Aquila Distributors LLC received fees for its underwriting services totaling $362,700.
The Trust and the Distributor are parties to an underwriting agreement. The Trust has adopted a distribution plan for Class A and Class C shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class A and Class C shares plan, the Trust compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.20% and 1.00% (0.75% Rule 12b-1 distribution fee and 0.25% shareholder service fee) on an annualized basis of the average daily net assets of the Trust’s Class A and Class C shares, respectively. The fees incurred by the Trust for these services are included in the Distribution fees in the Statement of Operations.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Trust.
Effective September 1, 2024, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust. Prior to September 1, 2024, pursuant to the Compliance Agreement with the Administrator/Business Manager, Aquila Investment Management LLC, the Administrator/Business Manager, was additionally compensated by the Trust for compliance related services provided to enable the Trust. For the period from April 1, 2024 through August 31, 2024, it received fees of $5,016 for its compliance related services.
3. Investment in Securities
For the year ended March 31, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Trust were as follows:
	Purchases	Sales
Investment Securities	$75,314,560	$136,248,052
The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
March 31, 2025
advantageous price and yield to the Trust at the time of entering into the transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
4. Capital Share Transactions
For years ended March 31, 2025 and 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended March 31, 2025		For the Year Ended March 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	615,579	$6,485,628	1,115,113	$11,611,240
Reinvestments	625,998	6,578,916	642,173	6,690,698
Redemptions	(5,999,846)	(63,203,343)	(5,392,415)	(56,097,755)
Net decrease	(4,758,269)	$(50,138,799)	(3,635,129)	$(37,795,817)
Class C
Sales	15,381	$162,289	16,759	$174,648
Reinvestments	5,059	53,086	7,120	74,115
Redemptions	(197,777)	(2,083,296)	(355,721)	(3,716,393)
Net decrease	(177,337)	$(1,867,921)	(331,842)	$(3,467,630)
Class F
Sales	15,779	$165,994	11,212	$115,486
Reinvestments	899	9,456	915	9,549
Redemptions	(21,559)	(226,735)	(14,345)	(150,114)
Net decrease	(4,881)	$(51,285)	(2,218)	$(25,079)
Class Y
Sales	428,852	$4,512,001	732,358	$7,668,362
Reinvestments	64,116	674,479	90,911	949,052
Redemptions	(2,198,582)	(23,144,763)	(1,316,942)	(13,760,806)
Net decrease	(1,705,614)	$(17,958,283)	(493,673)	$(5,143,392)
Total net decrease	(6,646,101)	$(70,016,288)	(4,462,862)	$(46,431,918)

5. Federal Tax Information
The Trust has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Trust to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Trust has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Trust is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. Net assets were not affected by these adjustments.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Continued)
March 31, 2025
At March 31, 2025, the Trust had capital loss carry forwards of $13,616,554 where the $1,538,618 retains it character of short-term and $12,077,936 retains its character of long-term; both have no expiration. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.
The tax character of distributions paid during the year ended March 31, 2025, were as follows:
	Ordinary Income	Tax Exempt Distributions	Total Distributions Paid*
Hawaiian Tax-Free Trust	$378,550	$8,905,608	$9,284,158

*	Distributions will not tie to Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
The tax character of distributions paid during the year ended March 31, 2024, were as follows:
	Ordinary Income	Tax Exempt Distributions	Total Distributions Paid
Hawaiian Tax-Free Trust	$381,330	$9,445,571	$9,826,901
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of March 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Tax Exempt	Distributions Payable	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Hawaiian Tax-Free Trust	$(13,616,554)	$178,627	$(176,128)	$(11,770,481)	$(1,940,480)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
As of March 31, 2025, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Trust was as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Hawaiian Tax-Free Trust	$405,018,618	$91,452	$(11,861,933)	$(11,770,481)
Pursuant to federal income tax rules applicable to regulated investment companies, the Trust may elect to treat certain capital losses between November 1 and March 31 and late year ordinary losses ((i) ordinary losses between January 1 and March 31, and (ii) specified ordinary and currency losses between November 1 and March 31) as occurring on the first day of the following tax year. For the year ended March 31, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until April 1, 2025. For the year ended March 31, 2025, the Trust did not have late year ordinary loss deferrals and had capital loss deferrals of $1,940,480.
6. Concentration of Credit Risk
The Hawaiian Tax-Free Trust primarily invests in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Trust is more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.

HAWAIIAN TAX-FREE TRUST
Notes to Financial Statements (Concluded)
March 31, 2025
7. Debt Investment Risk
Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of the Trust’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Trust through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

HAWAIIAN TAX-FREE TRUST
Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Hawaiian Tax-Free Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Hawaiian Tax-Free Trust (the “Trust”), including the portfolio of investments, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor for the Trust since 2005.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
May 28, 2025

HAWAIIAN TAX-FREE TRUST
Shareholder Tax Information
(Unaudited)
The Trust is required by Subchapter M of the Internal Revenue Code, to advise its shareholders of the U.S. federal tax status of distributions received by the Trust’s shareholders in respect of such fiscal year.
The tax character of distributions paid during the year ended March 31, 2025 were as follows:
	Ordinary Income	Tax Exempt Distributions	Total Distributions Paid*
Hawaiian Tax-Free Trust	$378,550	$8,905,608	$9,284,158

*	Distributions will not tie to Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.
The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations for the Trust is 100.00%.
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Trust to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Trust’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Trust, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Trust.

HAWAIIAN TAX-FREE TRUST
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Trust voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended June 30 and December 31) as an exhibit to its reports on Form N-PORT. Portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

HAWAIIAN TAX-FREE TRUST
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within the Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, the Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at 800-437-1000.

Investment Adviser
Asset Management Group of Bank of Hawaii
111 S. King Street, 4th Floor
Honolulu, Hawaii 96813
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102
Legal Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110
AQL-HIAR-0325

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the 1940 Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hawaiian Tax-Free Trust

By	(Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date:	June 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date:	June 3, 2025

By	(Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 3, 2025

*	Print the name and title of each signing officer under his or her signature.